Tradr 2X Long CRWV Daily ETF

SCHEDULE OF INVESTMENTS

As of December 31, 2025 (Unaudited)

Value
Other Assets in Excess of Liabilities — 100.0%	$145,232,454
TOTAL NET ASSETS — 100.0%	$145,232,454

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

		Pay/Receive					Premium	Unrealized
		Equity on		Pay/Receive	Termination	Notional	Paid	Appreciation
Counterparty	Description	Reference Entity	Financing Rate	Frequency	Date	Amount	(Received)	(Depreciation)
Clear Street	CoreWeave, Inc.	Receive	5.40% (OBFR01* + 175bps)	At Maturity	8/12/2026	$209,452,401	$-	$(41,574,641)
Marex	CoreWeave, Inc.	Receive	7.15% (OBFR01* + 350bps)	At Maturity	9/22/2026	15,339,674	-	685,181
TD Cowen	CoreWeave, Inc.	Receive	6.15% (OBFR01* + 250bps)	At Maturity	5/1/2026	99,440,760	-	(27,388,285)
TOTAL EQUITY SWAP CONTRACTS								$(68,277,745)

*	OBFR01 - Overnight Bank Funding Rate, 3.65% as of December 31, 2025.